UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 21467

Salomon Brothers Capital and Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

FORM N-Q

July 31, 2006

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited)

July 31, 2006

Shares	Security	Value
COMMON STOCKS — 44.1%
CONSUMER DISCRETIONARY — 4.4%
Hotels, Restaurants & Leisure — 0.7%
176,500	McDonald’s Corp.	$6,246,335

Household Durables — 0.0%
1,226,577	Home Interiors of Gifts Inc. (a)(b)*	12,266

Media — 2.6%
178,600	Comcast Corp., Special Class A Shares *	6,122,408
172,400	EchoStar Communications Corp., Class A Shares *	6,042,620
51,394	NTL Inc.	1,174,353
311,600	SES Global SA, FDR	4,215,734
328,314	Time Warner Inc.	5,428,606
	Total Media	22,983,721
Specialty Retail — 1.1%
266,000	Home Depot Inc.	9,232,860
	TOTAL CONSUMER DISCRETIONARY	38,475,182
CONSUMER STAPLES — 5.1%
Food & Staples Retailing — 1.5%
18,000	Sysco Corp.	496,800
275,600	Wal-Mart Stores Inc.	12,264,200
	Total Food & Staples Retailing	12,761,000
Food Products — 0.3%
77,000	McCormick & Co. Inc., Non Voting Shares	2,699,620
Household Products — 1.9%
45,400	Kimberly-Clark Corp.	2,771,670
248,500	Procter & Gamble Co.	13,965,700
	Total Household Products	16,737,370
Tobacco — 1.4%
157,200	Altria Group Inc.	12,571,284
	TOTAL CONSUMER STAPLES	44,769,274
ENERGY — 6.1%
Energy Equipment & Services — 2.0%
112,700	ENSCO International Inc.	5,208,994
37,200	GlobalSantaFe Corp.	2,043,396
194,600	Halliburton Co.	6,491,856
141,000	Pride International Inc. *	4,211,670
	Total Energy Equipment & Services	17,955,916
Oil, Gas & Consumable Fuels — 4.1%
82,500	Arlington Tankers Ltd.	1,838,925
93,100	ConocoPhillips	6,390,384
102,114	Nexen Inc.	5,996,134
133,600	OPTI Canada Inc. *	2,575,251
189,160	Total SA, Sponsored ADR	12,906,387
252,200	Williams Cos. Inc.	6,115,850
	Total Oil, Gas & Consumable Fuels	35,822,931
	TOTAL ENERGY	53,778,847
FINANCIALS — 11.6%
Commercial Banks — 1.4%
172,000	Wells Fargo & Co.	12,442,480
Consumer Finance — 2.9%
302,800	American Express Co.	15,763,768
122,832	Capital One Financial Corp.	9,501,055
	Total Consumer Finance	25,264,823

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Shares	Security	Value
FINANCIALS — 11.6% (continued)
Diversified Financial Services — 2.8%
237,852	Bank of America Corp.	$12,256,514
282,940	JPMorgan Chase & Co.	12,907,723
	Total Diversified Financial Services	25,164,237
Insurance — 1.1%
124,100	Chubb Corp.	6,257,122
123,700	Marsh & McLennan Cos. Inc.	3,343,611
	Total Insurance	9,600,733
Real Estate Investment Trusts (REITs) — 3.2%
45,300	Archstone-Smith Trust	2,376,891
31,900	Avalonbay Communities Inc.	3,729,748
50,200	Equity Residential	2,334,802
60,700	General Growth Properties Inc.	2,770,348
16,300	Host Marriott Corp.	345,886
26,200	Liberty Property Trust	1,227,470
49,100	Maguire Properties Inc.	1,836,831
46,700	New Plan Excel Realty Trust Inc.	1,210,464
44,000	ProLogis	2,435,400
34,500	Simon Property Group Inc.	2,950,785
41,300	SL Green Realty Corp.	4,720,590
25,000	United Dominion Realty Trust Inc.	696,250
14,900	Vornado Realty Trust	1,557,795
	Total Real Estate Investment Trusts (REITs)	28,193,260
Thrifts & Mortgage Finance — 0.2%
112,700	Hudson City Bancorp Inc.	1,461,719
	TOTAL FINANCIALS	102,127,252
HEALTH CARE — 5.7%
Biotechnology — 1.1%
96,500	Amgen Inc. *	6,729,910
15,500	Genzyme Corp. *	1,058,340
50,000	Vertex Pharmaceuticals Inc. *	1,676,000
	Total Biotechnology	9,464,250
Health Care Equipment & Supplies — 1.6%
758,900	Boston Scientific Corp. *	12,908,889
37,400	DJ Orthopedics Inc. *	1,476,178
	Total Health Care Equipment & Supplies	14,385,067
Health Care Providers & Services — 2.1%
33,000	DaVita Inc. *	1,650,660
239,200	UnitedHealth Group Inc.	11,440,936
78,800	WellPoint Inc. *	5,870,600
	Total Health Care Providers & Services	18,962,196
Pharmaceuticals — 0.9%
61,500	Abbott Laboratories	2,937,855
51,100	Novartis AG, Sponsored ADR	2,872,842
89,700	Schering-Plough Corp.	1,833,468
	Total Pharmaceuticals	7,644,165
	TOTAL HEALTH CARE	50,455,678
INDUSTRIALS — 3.3%
Aerospace & Defense — 1.6%
118,600	Boeing Co.	9,182,012
137,503	Honeywell International Inc.	5,328,241
	Total Aerospace & Defense	14,510,253
Industrial Conglomerates — 1.7%
370,400	General Electric Co.	12,108,376

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Shares	Security	Value
Industrial Conglomerates — 1.7% (continued)
30,100	Textron Inc.	$2,706,291
	Total Industrial Conglomerates	14,814,667
	TOTAL INDUSTRIALS	29,324,920
INFORMATION TECHNOLOGY — 3.0%
Communications Equipment — 1.6%
345,400	Cisco Systems Inc. *	6,165,390
90,051	Comverse Technology Inc. *	1,745,188
279,200	Motorola Inc.	6,381,423
	Total Communications Equipment	14,292,001
Software — 1.4%
497,100	Microsoft Corp.	11,945,313
	TOTAL INFORMATION TECHNOLOGY	26,237,314
MATERIALS — 0.9%
Metals & Mining — 0.9%
153,400	Barrick Gold Corp.	4,724,720
120,600	Compass Minerals International Inc.	3,221,226
	TOTAL MATERIALS	7,945,946
TELECOMMUNICATION SERVICES — 0.7%
Wireless Telecommunication Services — 0.7%
171,797	American Tower Corp., Class A Shares *	5,806,740
UTILITIES — 3.3%
Electric Utilities — 0.4%
109,700	ITC Holdings Corp.	3,412,767
Independent Power Producers & Energy Traders — 1.9%
228,400	Mirant Corp. *	6,068,588
82,123	NRG Energy Inc. *	4,044,558
99,200	TXU Corp.	6,371,616
	Total Independent Power Producers & Energy Traders	16,484,762
Multi-Utilities — 1.0%
181,000	Sempra Energy	8,735,060
	TOTAL UTILITIES	28,632,589
	TOTAL COMMON STOCKS
	(Cost — $344,706,244)	387,553,742
CONVERTIBLE PREFERRED STOCKS — 0.8%
CONSUMER DISCRETIONARY — 0.1%
Hotels, Restaurants & Leisure — 0.1%
55,000	Six Flags Inc., 7.250%	1,191,850
ENERGY — 0.3%
Energy Equipment & Services — 0.3%
38,000	Hanover Compressor Capital Trust, 7.250%	2,156,500
FINANCIALS — 0.4%
Real Estate Investment Trusts (REITs) — 0.2%
26,000	Simon Property Group Inc., 6.000%	1,820,260
Thrifts & Mortgage Finance — 0.2%
40,000	Sovereign Capital Trust IV, 4.375%	1,800,000
	TOTAL FINANCIALS	3,620,260
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $6,584,495)	6,968,610

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Shares	Security	Value
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Auto Components — 0.1%
14,000	Delphi Trust I, Cumulative Trust Preferred Securities, 8.250%	$199,500
Automobiles — 0.0%
300	Ford Motor Co., 8.000%	5,331
	TOTAL CONSUMER DISCRETIONARY	204,831
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
575	Chesapeake Energy Corp., 6.250%	161,012
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
300	Corporate-Backed Trust Certificates, Series 2001-8, Class A-1, 7.375%	5,212
700	Preferred Plus Series FMC1 Trust, Senior Debentures, Series LMG-3, 8.250%	12,838
7,500	Preferred Plus, Series FRD-1, 7.400%	121,125
2,800	Saturns, Series F 2003-5, 8.125%	48,440
	TOTAL FINANCIALS	187,615
	TOTAL PREFERRED STOCKS
	(Cost — $701,892)	553,458

Face
Amount†
CORPORATE BONDS & NOTES — 14.8%
Aerospace & Defense — 0.1%
195,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	189,638
125,000	Lockheed Martin Corp., Notes, 7.700% due 6/15/08	129,361
112,000	Raytheon Co., Notes, 6.750% due 8/15/07	113,101
	Total Aerospace & Defense	432,100
Airlines — 0.1%
410,000	Continental Airlines Inc., Pass-Through Certificates, Series 2001-2, Class D, 7.568% due 12/1/06	409,391
Auto Components — 0.1%
125,000	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06	124,680
295,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	282,462
510,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	471,750
	Total Auto Components	878,892
Automobiles — 0.3%
	Ford Motor Co.:
250,000	Debentures, 6.625% due 10/1/28	181,250
1,575,000	Notes, 7.450% due 7/16/31	1,165,500
	General Motors Corp., Senior Debentures:
1,280,000	8.250% due 7/15/23	1,062,400
70,000	8.375% due 7/15/33	57,750
	Total Automobiles	2,466,900
Beverages — 0.1%
100,000	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	99,395
500,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	517,500
100,000	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	101,899
	Total Beverages	718,794

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
CORPORATE BONDS & NOTES — 14.8% (continued)
Biotechnology — 0.0%
35,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (c)	$34,038
Building Products — 0.2%
540,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	531,900
230,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	244,375
650,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	611,000
280,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.044% due 9/1/09	197,400
	Total Building Products	1,584,675
Capital Markets — 0.1%
125,000	Amvescap PLC, Senior Notes, 5.900% due 1/15/07	125,136
325,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	350,594
	E*TRADE Financial Corp., Senior Notes:
120,000	7.375% due 9/15/13	120,900
105,000	7.875% due 12/1/15	108,937
150,000	Morgan Stanley, Notes, 5.800% due 4/1/07	150,213
	Total Capital Markets	855,780
Chemicals — 0.7%
1,000,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,080,000
650,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	611,000
1,000,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	1,020,000
1,000,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,093,750
1,116,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	1,146,690
50,000	Monsanto Co., Notes, 4.000% due 5/15/08	48,696
75,000	Potash Corp. of Saskatchewan, 7.125% due 6/15/07	75,936
6,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	6,042
125,000	Praxair Inc., Notes, 2.750% due 6/15/08	119,113
	Rhodia SA, Senior Notes:
500,000	7.625% due 6/1/10	508,750
392,000	10.250% due 6/1/10	426,300
	Total Chemicals	6,136,277
Commercial Banks — 0.2%
125,000	American Express Centurion Bank, Notes, 5.460% due 8/21/06 (d)	125,175
380,000	Banesto Finance Ltd., 7.500% due 3/25/07	383,843
250,000	Bank United Corp., Senior Notes, 8.875% due 5/1/07	255,916
300,000	Corporacion Andina de Fomento, Notes, 5.840% due 10/26/06 (d)	300,287
95,454	Fifth Third Bank, Notes, 2.870% due 8/10/09	92,014
200,000	SunTrust Bank, 4.550% due 5/25/09	194,963
150,000	Wells Fargo & Co., Notes, 5.509% due 9/25/06 (d)	150,133
	Total Commercial Banks	1,502,331
Commercial Services & Supplies — 0.3%
	Allied Waste North America Inc.:
	Senior Notes, Series B:
217,000	9.250% due 9/1/12	231,648
75,000	7.250% due 3/15/15	72,750
925,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	885,687
100,000	Cendant Corp., Senior Notes, 6.875% due 8/15/06	100,030
350,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	332,500

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Commercial Services & Supplies — 0.3% (continued)
175,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, 9.500% due 2/15/13	$182,000
140,000	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	163,986
555,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (c)	579,975
	Total Commercial Services & Supplies	2,548,576
Communications Equipment — 0.2%
1,500,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,286,250
Computers & Peripherals — 0.0%
125,000	Hewlett-Packard Co., Senior Notes, 5.500% due 7/1/07	124,955
125,000	IBM Canada Credit Services Co., Senior Notes, 3.750% due 11/30/07 (c)	121,581
	Total Computers & Peripherals	246,536
Consumer Finance — 0.8%
	Ford Motor Credit Co.:
1,050,000	Notes, 7.000% due 10/1/13	923,486
	Senior Notes:
559,000	10.486% due 9/15/06 (c)(d)	567,435
1,500,000	5.800% due 1/12/09	1,395,310
135,000	9.750% due 9/15/10 (c)	133,727
	General Motors Acceptance Corp., Notes:
156,000	6.125% due 9/15/06	155,940
2,600,000	5.625% due 5/15/09	2,487,345
1,600,000	6.750% due 12/1/14	1,508,446
125,000	SLM Corp., Medium-Term Notes, Series A, 5.685% due 10/25/06 (d)	125,492
	Total Consumer Finance	7,297,181
Containers & Packaging — 0.4%
500,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	548,750
475,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	464,313
	Graphic Packaging International Corp.:
90,000	Senior Notes, 8.500% due 8/15/11	90,900
535,000	Senior Subordinated Notes, 9.500% due 8/15/13	537,675
750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	780,000
900,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	891,000
195,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	194,025
262,015	Pliant Corp., Senior Secured Notes, 11.625% due 6/15/09 (e)	289,854
	Total Containers & Packaging	3,796,517
Diversified Consumer Services — 0.1%
1,005,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (c)	1,097,962
Diversified Financial Services — 2.1%
125,000	Bank of America Corp., Subordinated Notes, 6.375% due 2/15/08	126,678
125,000	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	125,060
125,000	Capital One Bank, Notes, 5.750% due 9/15/10	125,563
240,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	231,000
125,000	CIT Group Inc., Senior Notes, 5.500% due 11/30/07	124,845
	Citisteel USA Inc., Senior Secured Notes:
125,000	12.490% due 9/1/06 (d)	130,313
110,000	15.000% due 10/1/10 (c)(f)	114,675
113,579	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.659% due 11/30/07	112,433
125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	119,856
125,000	General Electric Capital Corp., Medium-Term Notes, Series A, 5.497% due 9/22/06 (d)	125,150

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†		Security	Value
Diversified Financial Services — 2.1% (continued)
162,000		Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	$172,125
30,000		H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	32,933
500,000		Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	513,750
125,000		HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	126,285
240,000		Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (c)	240,000
125,000		International Lease Finance Corp., Notes, 5.750% due 10/15/06	124,999
125,000		John Deere Capital Corp., Medium-Term Notes, Series D, 4.400% due 7/15/09	121,486
150,000		JPMorgan Chase & Co., Senior Notes, 5.350% due 3/1/07	149,837
125,000		Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (c)	123,291
325,000		Nell AF SARL, Senior Subordinated Notes, 8.375% due 8/15/15 (c)	317,281
150,000		Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	141,431
523,000		Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	492,690
13,922,000		Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.548% due 5/1/16 (c)(g)	13,684,143
125,000		TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (c)	122,493
450,000		TNK-BP Finance SA, 7.500% due 7/18/16 (c)	455,824
160,000		UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	173,000
280,000		Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.501% due 10/1/09	199,500
195,000		Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	189,638
		Total Diversified Financial Services	18,716,279
Diversified Telecommunication Services — 0.7%
		Cincinnati Bell Inc.:
95,000		Senior Notes, 7.000% due 2/15/15	90,488
310,000		Senior Subordinated Notes, 8.375% due 1/15/14	305,350
315,000		Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	324,450
325,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	344,500
750,000		Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	783,750
		Intelsat Bermuda Ltd., Senior Notes:
370,000		9.250% due 6/15/16 (c)	380,175
680,000		11.250% due 6/15/16 (c)	690,200
35,000		Intelsat Ltd., Notes, 7.625% due 4/15/12	29,356
		NTL Cable PLC, Senior Notes:
50,000		8.750% due 4/15/14	51,000
165,000		9.125% due 8/15/16	167,887
190,000		PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	194,037
		Qwest Communications International Inc., Senior Notes:
285,000		7.500% due 2/15/14	280,725
740,000		Series B, 7.500% due 2/15/14	728,900
830,000		Qwest Corp., Debentures, 6.875% due 9/15/33	740,775
605,000		Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (c)	487,025
9,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	791,283
		Total Diversified Telecommunication Services	6,389,901
Electric Utilities — 0.0%
75,000		Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	72,081

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Electric Utilities — 0.0% (continued)
137,742	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	$144,888
	Total Electric Utilities	216,969
Energy Equipment & Services — 0.1%
75,000	Cameron International Corp., Senior Notes, 2.650% due 4/15/07	73,449
529,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	507,840
250,000	Duke Energy Field Services LLC, Senior Notes, 5.750% due 11/15/06	249,991
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	55,825
	Total Energy Equipment & Services	887,105
Food & Staples Retailing — 0.0%
150,000	Safeway Inc., Senior Unsecured Notes, 6.500% due 11/15/08	152,552
Food Products — 0.3%
125,000	Campbell Soup Co., Notes, 6.900% due 10/15/06	125,337
325,000	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	303,875
500,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	521,250
	Dole Food Co. Inc.:
350,000	Debentures, 8.750% due 7/15/13	315,000
	Senior Notes:
125,000	7.250% due 6/15/10	113,125
261,000	8.875% due 3/15/11	245,340
125,000	Kellogg Co., Senior Notes, 2.875% due 6/1/08	119,415
200,000	Kraft Foods Inc., Notes, 4.625% due 11/1/06	199,500
500,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	492,500
	Total Food Products	2,435,342
Health Care Providers & Services — 0.5%
250,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	264,375
500,000	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	522,500
600,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	628,500
	HCA Inc., Senior Notes:
345,000	6.300% due 10/1/12	290,662
295,000	6.375% due 1/15/15	237,475
345,000	6.500% due 2/15/16	276,431
925,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	892,625
	Tenet Healthcare Corp., Senior Notes:
650,000	7.375% due 2/1/13	567,125
800,000	9.875% due 7/1/14	768,000
70,000	6.875% due 11/15/31	53,025
150,000	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	145,097
	Total Health Care Providers & Services	4,645,815
Hotels, Restaurants & Leisure — 1.1%
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	942,500
200,000	Carnival Corp., Secured Notes, 3.750% due 11/15/07	195,456
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	124,375
325,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (c)	317,687
550,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	555,500
325,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	305,906
450,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	433,125
290,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	304,863

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Hotels, Restaurants & Leisure — 1.1% (continued)
1,000,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	$960,000
500,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	528,750
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	511,500
125,000	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	125,756
	MGM MIRAGE Inc.:
	Senior Notes:
700,000	6.750% due 9/1/12	680,750
575,000	5.875% due 2/27/14	525,406
203,000	Senior Subordinated Notes, 9.375% due 2/15/10	215,180
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
300,000	7.125% due 8/15/14	292,500
350,000	6.875% due 2/15/15	334,250
325,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	307,125
500,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	501,250
40,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	42,200
625,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	612,500
625,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	578,125
500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	507,500
	Total Hotels, Restaurants & Leisure	9,902,204
Household Durables — 0.4%
	Beazer Homes USA Inc., Senior Notes:
35,000	6.875% due 7/15/15	31,325
190,000	8.125% due 6/15/16 (c)	181,450
100,000	Centex Corp., Notes, 4.750% due 1/15/08	98,239
125,000	Fortune Brands Inc., Notes, 2.875% due 12/1/06	123,826
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	618,000
	K Hovnanian Enterprises Inc.:
140,000	6.250% due 1/15/16	120,400
685,000	Senior Notes, 8.625% due 1/15/17	671,300
240,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	246,000
45,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 8.678% due 9/1/08	36,450
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	603,000
575,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	605,188
	Total Household Durables	3,335,178
Household Products — 0.0%
195,000	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (c)	204,262
213,000	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	161,348
	Total Household Products	365,610
Independent Power Producers & Energy Traders — 0.7%
45,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	44,359
	AES Corp., Senior Notes:
100,000	9.500% due 6/1/09	106,000
1,370,000	7.750% due 3/1/14	1,390,550
175,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 10/1/06 (d)(e)	184,625
100,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	97,177
1,725,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	1,518,000
	Edison Mission Energy, Senior Notes:
1,000,000	7.730% due 6/15/09	1,020,000
35,000	7.500% due 6/15/13 (c)	34,737

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Independent Power Producers & Energy Traders — 0.7% (continued)
340,000	7.750% due 6/15/16 (c)	$337,450
110,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	106,150
215,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	207,744
	NRG Energy Inc., Senior Notes:
250,000	7.250% due 2/1/14	245,312
1,025,000	7.375% due 2/1/16	1,004,500
	Total Independent Power Producers & Energy Traders	6,296,604
Industrial Conglomerates — 0.1%
237,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	257,737
350,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	316,750
	Total Industrial Conglomerates	574,487
Insurance — 0.2%
500,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	512,500
125,000	Genworth Financial Inc., Notes, 4.750% due 6/15/09	122,845
75,000	Marsh & McLennan Cos. Inc., Notes, 5.640% due 10/13/06 (d)	74,989
500,000	Nationwide Life Global Funding I, Notes, 5.580% due 9/28/06 (c)(d)	500,852
150,000	Protective Life Secured Trust, Senior Secured Notes, Medium-Term Notes, 5.580% due 10/13/06 (d)	150,182
156,000	Prudential Financial Inc., Medium-Term Notes, 3.750% due 5/1/08	151,444
75,000	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	74,835
	Total Insurance	1,587,647
Internet & Catalog Retail — 0.0%
155,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	149,963
IT Services — 0.1%
	Sungard Data Systems Inc.:
400,000	Senior Notes, 9.125% due 8/15/13	410,500
270,000	Senior Subordinated Notes, 10.250% due 8/15/15	275,062
	Total IT Services	685,562
Machinery — 0.2%
325,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	317,687
412,000	Caterpillar Inc., Senior Debentures, 7.250% due 9/15/09	434,435
309,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (c)	333,720
146,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	158,410
504,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.895% due 4/15/09	430,920
213,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	212,468
	Total Machinery	1,887,640
Media — 1.4%
365,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (c)	375,950
	AMC Entertainment Inc.:
80,000	Senior Note, Series B, 8.625% due 8/15/12	82,100
545,000	Senior Subordinated Notes, 11.000% due 2/1/16	591,325
625,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	612,500
380,000	CCH I Holdings LLC/CCH I Holding Capital Corp., Senior Accreting Notes, 11.750% due 5/15/14	258,400
550,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	496,375
480,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	487,200
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes:
160,000	8.625% due 4/1/09	134,400
110,000	10.750% due 10/1/09	95,150

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Media — 1.4% (continued)
190,000	Charter Communications Holdings LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 9.625% due 11/15/09	$160,550
700,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (c)	708,750
250,000	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07	246,758
250,000	COX Communications Inc., 7.750% due 8/15/06	250,130
	CSC Holdings Inc.:
700,000	Debentures, Series B, 8.125% due 8/15/09	720,125
160,000	Senior Debentures, 7.625% due 7/15/18	159,600
375,000	Senior Notes, Series B, 8.125% due 7/15/09	385,781
750,000	Dex Media Inc., Discount Notes, step bond to yield 11.046% due 11/15/08	622,500
764,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	804,110
	EchoStar DBS Corp., Senior Notes:
1,000,000	6.625% due 10/1/14	967,500
365,000	7.125% due 2/1/16 (c)	360,437
160,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (c)	170,400
230,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	214,763
500,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	535,000
300,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	287,250
	R.H. Donnelley Corp.:
	Senior Discount Notes:
175,000	Series A-1, 6.875% due 1/15/13	159,688
300,000	Series A-2, 6.875% due 1/15/13	273,750
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16	450,562
	Rainbow National Services LLC:
100,000	Senior Notes, 8.750% due 9/1/12 (c)	106,250
50,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (c)	56,125
125,000	Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06	125,000
600,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12	623,250
520,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	527,800
100,000	Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	100,055
365,000	XM Satellite Radio Inc., Senior Notes, 9.750% due 5/1/14 (c)	338,538
	Total Media	12,488,072
Metals & Mining — 0.3%
475,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	521,312
600,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13	585,430
125,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	134,063
435,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (c)	480,675
240,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (c)	249,600
525,000	Vale Overseas Ltd., Notes, 6.250% due 1/11/16	520,275
150,000	WMC Finance USA, 6.750% due 12/1/06	150,533
	Total Metals & Mining	2,641,888
Multi-Utilities — 0.0%
125,000	Keyspan Gas East Corp., Medium-Term Notes, 6.900% due 1/15/08	127,196
155,000	United Utilities PLC, Notes, 6.450% due 4/1/08	156,846
	Total Multi-Utilities	284,042
Multiline Retail — 0.1%
300,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	272,250
490,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	522,462

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Multiline Retail — 0.1% (continued)
125,000	Target Corp., Senior Notes, 5.500% due 4/1/07	$124,994
	Total Multiline Retail	919,706
Oil, Gas & Consumable Fuels — 1.1%
440,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	449,900
255,000	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	255,075
	Chesapeake Energy Corp., Senior Notes:
775,000	6.375% due 6/15/15	732,375
75,000	6.625% due 1/15/16	71,812
425,000	6.500% due 8/15/17	397,375
45,000	Compagnie Generale de Geophysique SA, 7.500% due 5/15/15	44,213
	El Paso Corp., Medium-Term Notes:
1,000,000	7.800% due 8/1/31	995,000
1,050,000	7.750% due 1/15/32	1,050,000
500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	490,000
325,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	299,000
570,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (c)	577,125
125,000	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	127,629
240,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (c)	246,600
1,550,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (c)	1,816,453
310,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13 (c)	316,975
100,000	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	105,805
1,500,000	Williams Cos. Inc., Senior Notes, 7.750% due 6/15/31	1,481,250
520,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	560,289
	Total Oil, Gas & Consumable Fuels	10,016,876
Paper & Forest Products — 0.2%
545,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	545,000
	NewPage Corp.:
10,000	Senior Secured Notes, 11.399% due 8/1/06 (d)	10,850
220,000	Senior Subordinated Notes, 12.000% due 5/1/13	230,450
1,000,000	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	895,000
	Verso Paper Holdings LLC:
120,000	Senior Secured Notes, 9.125% due 8/1/14 (c)	120,600
95,000	Senior Subordinated Notes, 11.375% due 8/1/16 (c)	95,000
	Total Paper & Forest Products	1,896,900
Personal Products — 0.0%
150,000	Gillette Co., Notes, 3.500% due 10/15/07	146,340
175,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	182,219
	Total Personal Products	328,559
Pharmaceuticals — 0.1%
425,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	402,687
350,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15	349,125
	Total Pharmaceuticals	751,812
Real Estate Investment Trusts (REITs) — 0.2%
1,000,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	1,057,500
15,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	15,150
185,000	Host Marriott LP, Senior Notes, 6.750% due 6/1/16 (c)	178,063
75,000	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	73,451
205,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	187,062
50,000	Simon Property Group LP, Notes, 6.375% due 11/15/07	50,220
85,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	81,813

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Real Estate Investment Trusts (REITs) — 0.2% (continued)
200,000	Vornado Realty LP, Senior Notes, 5.625% due 6/15/07	$199,493
	Total Real Estate Investment Trusts (REITs)	1,842,752
Road & Rail — 0.1%
75,000	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	76,135
420,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	448,350
	Total Road & Rail	524,485
Semiconductors & Semiconductor Equipment — 0.0%
460,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	307,050
Software — 0.1%
375,000	UGS Capital Corp. II, Senior Notes, 10.380% due 6/1/11 (c)(f)	373,125
Specialty Retail — 0.2%
235,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	222,075
500,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	530,000
85,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (c)	97,325
165,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	177,788
275,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	261,937
	Total Specialty Retail	1,289,125
Textiles, Apparel & Luxury Goods — 0.2%
950,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	978,500
300,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	303,000
250,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	236,875
	Total Textiles, Apparel & Luxury Goods	1,518,375
Thrifts & Mortgage Finance — 0.0%
100,000	GreenPoint Financial Corp., Senior Notes, 3.200% due 6/6/08	95,774
Tobacco — 0.0%
75,000	Altria Group Inc., Notes, 7.200% due 2/1/07	75,389
Trading Companies & Distributors — 0.1%
100,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (c)	101,500
410,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	425,375
280,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (c)	280,700
	Total Trading Companies & Distributors	807,575
Wireless Telecommunication Services — 0.5%
1,000,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,025,000
1,450,000	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	1,467,610
625,000	Rogers Wireless Inc., Secured Notes, 7.500% due 3/15/15	643,750
355,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	369,200
250,000	Sprint Capital Corp., Notes, 6.000% due 1/15/07	250,485
650,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	710,125
	Total Wireless Telecommunication Services	4,466,170
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $132,150,854)	130,148,733
ASSET-BACKED SECURITIES — 4.4%
Home Equity — 4.4%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 6.635% due 4/25/34 (d)	1,002,575
1,250,000	Aegis Asset-Backed Securities Trust, Series 2004-5, Class M2, 6.605% due 12/25/34 (d)	1,264,762

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount	Security	Value
Home Equity — 4.4% (continued)
	Ameriquest Mortgage Securities Inc.:
$1,000,000	Series 2003-12, Class M2, 7.085% due 11/25/33 (d)	$1,020,332
1,000,000	Series 2004-R11, Class M5, 6.585% due 11/25/34 (d)	1,021,047
1,000,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 6.435% due 10/25/34 (d)	1,022,844
13,490	Ameriquest Finance Net Interest Margin Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (c)	13,459
2,000,000	Argent Securities Inc., Series 2004-W8, Class M04, 6.685% due 5/25/34 (d)	2,019,691
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 6.835% due 1/25/34 (d)	760,131
	Bear Stearns Asset-Backed Securities Inc.:
2,000,000	Series 2004-HE5, Class M1, 5.955% due 7/25/34 (d)	2,001,209
1,075,163	Series 2005-AC4, Class M2, 6.055% due 7/25/35 (d)	1,078,653
	Countrywide Asset-Backed Certificates:
750,000	Series 2003-03, Class M4, 6.785% due 3/25/33 (d)	753,795
26,490	Series 2004-02N, Class N1, 5.000% due 2/25/35 (c)	26,235
410,000	Series 2004-05, Class M4, 6.635% due 6/25/34 (d)	416,484
2,000,000	Series 2004-BC4, Class M2, 6.235% due 10/25/34 (d)	2,014,694
73,417	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (c)	44,845
750,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2, Class M4, 6.285% due 3/25/34 (d)	754,655
	Fremont Home Loan Trust:
1,000,000	Series 2004-01, Class M5, 6.485% due 2/25/34 (d)	1,005,033
2,000,000	Series 2004-B, Class M4, 6.555% due 5/24/34 (d)	2,003,427
875,000	Series 2004-D, Class M5, 6.385% due 11/25/34 (d)	883,428
1,005,000	GSAMP Trust, Series 2004-OPT, Class M3, 6.535% due 11/25/34 (d)	1,014,722
750,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 6.535% due 11/25/34 (d)	755,201
1,000,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 6.385% due 9/25/34 (d)	1,010,231
	Merrill Lynch Mortgage Investors Inc.:
45,872	Series 2004-WM2N, Class N1, 4.500% due 12/25/34 (c)	45,123
30,845	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	30,683
	Morgan Stanley Asset-Backed Securities Capital I:
1,400,000	Series 2004-HE4, Class M2, 6.685% due 5/25/34 (d)	1,400,843
1,000,000	Series 2004-NC8, Class M4, 6.385% due 9/25/34 (d)	1,015,064
1,000,000	Series 2004-OP1, Class M5, 6.435% due 11/25/34 (d)	1,015,320
	New Century Home Equity Loan Trust:
1,250,000	Series 2001-NC1, Class M2, 6.917% due 6/20/31 (d)	1,251,802
1,500,000	Series 2003-04, Class M2, 7.143% due 10/25/33 (d)	1,515,631
	Novastar Home Equity Loan:
1,000,000	Series 2004-01, Class M4, 6.298% due 6/25/34 (d)	1,008,707
1,250,000	Series 2004-02, Class M5, 6.823% due 9/25/34 (d)	1,264,752
1,000,000	Series 2004-04, Class M4, 6.423% due 3/25/35 (d)	1,006,055
750,000	Series 2005-02, Class M10, 8.323% due 10/25/35 (d)	707,108
	Option One Mortgage Loan Trust:
284,161	Series 2002-02, Class M2, 7.048% due 6/25/32 (d)	284,590
462,876	Series 2002-04, Class M2, 7.018% due 7/25/32 (d)	463,631
1,500,000	Series 2004-02, Class M2, 6.373% due 5/25/34 (d)	1,500,911
1,000,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.223% due 3/25/34 (d)	1,011,178
1,000,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 6.473% due 11/25/34 (d)	1,016,341
911,387	SACO I Trust, Series 2005-02, Class A, 5.523% due 4/25/35 (c)(d)	911,827
	Sail Net Interest Margin Notes:
141,210	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (c)	49,274

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount	Security	Value
Home Equity — 4.4% (continued)
$72,574	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	$22,100
51,676	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (c)	51,562
89,286	Sharp SP I LLC, Net Interest Margin Trust, Series 2005-HE1N, 5.190% due 2/25/35 (c)	88,926
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 7.173% due 10/25/33 (d)	1,507,411
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $39,006,457)	39,056,292
COLLATERALIZED MORTGAGE OBLIGATIONS(d) — 0.8%
260,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.185% due 11/25/45	260,079
186,860	Commercial Mortgage Pass-Through Certificates, Series 2003-FL9, Class E, 6.369% due 11/15/15 (c)	187,060
	Federal Home Loan Mortgage Corp. (FHLMC):
150,780	Series 2764, Class DT, 6.000% due 3/15/34	137,180
649,508	Series 2780, Class SL, PAC, 6.000% due 4/15/34	644,201
748,354	Harborview Mortgage Loan Trust, Series 2005-10, Class B6, 6.440% due 11/19/35	755,253
1,043,117	Impac CMB Trust, Series 2004-04, Class 2M2, 6.885% due 9/25/34	1,051,634
832,644	Merit Securities Corp., Series 11PA, Class B2, 6.841% due 9/28/32 (c)	712,958
	MLCC Mortgage Investors Inc.:
641,990	Series 2004-A, Class B2, 6.305% due 4/25/29	643,809
865,484	Series 2004-B, Class B2, 6.265% due 5/25/29	871,728
1,981,102	Washington Mutual Inc., Series 2006-AR6, Class 2A1, 5.997% due 8/25/36	1,981,224
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $7,294,566)	7,245,126
CONVERTIBLE BONDS & NOTES — 6.7%
Airlines — 0.4%
2,000,000	Continental Airlines Inc., Series B, 4.500% due 2/1/07	2,007,500
2,000,000	JetBlue Airways Corp., 3.500% due 7/15/33	1,807,500
	Total Airlines	3,815,000
Biotechnology — 2.4%
	BioMarin Pharmaceuticals Inc.:
500,000	2.500% due 3/29/13	562,500
5,100,000	Subordinated Notes, 3.500% due 6/15/08	5,463,375
1,500,000	Genzyme Corp., Senior Notes, 1.250% due 12/1/23	1,655,625
4,000,000	Incyte Corp., 3.500% due 2/15/11	3,120,000
	InterMune Inc.:
170,000	0.250% due 3/1/11	152,363
3,330,000	Senior Notes, 0.250% due 3/1/11 (c)	2,984,512
2,150,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	1,959,187
4,000,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	3,395,000
3,250,000	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	2,193,750
	Total Biotechnology	21,486,312
Communications Equipment — 1.4%
9,000,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	8,673,750
2,000,000	Nortel Networks Corp., Senior Notes, 4.250% due 9/1/08	1,885,000
1,600,000	UTStarcom Inc., 0.875% due 3/1/08	1,430,000
	Total Communications Equipment	11,988,750
Computers & Peripherals — 0.1%
1,500,000	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09 (e)	976,875

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount	Security	Value
CONVERTIBLE BONDS & NOTES — 6.7% (continued)
Diversified Telecommunication Services — 0.4%
$1,585,000	Level 3 Communications Inc., Subordinated Notes, 6.000% due 3/15/10	$1,349,231
2,500,000	Logix Communications Enterprises, 1.500% due 10/1/25	2,384,375
	Total Diversified Telecommunication Services	3,733,606
Electrical Equipment — 0.1%
1,250,000	GrafTech International Ltd, Senior Debentures, 1.625% due 1/15/24	914,063
Life Sciences Tools & Services — 0.2%
1,500,000	SFBC International Inc., Senior Notes, 2.250% due 8/15/24	1,295,625
Media — 0.7%
	Charter Communications Inc., Senior Notes, Class A Shares:
2,810,000	5.875% due 11/16/09	2,360,400
690,000	5.875% due 11/16/09 (c)	579,600
4,500,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (h)	2,919,375
	Total Media	5,859,375
Real Estate Investment Trusts (REITs) — 0.4%
3,000,000	Host Marriott LP, 3.250% due 4/15/24 (c)	3,903,750
Semiconductors & Semiconductor Equipment — 0.0%
330,000	Amkor Technology Inc., Senior Subordinated Bond, 2.500% due 5/15/11	265,650
Software — 0.3%
2,000,000	Mentor Graphics Corp., 6.250% due 3/1/26 (c)	2,292,500
Specialty Retail — 0.3%
3,000,000	Pier 1 Imports Inc., 6.375% due 2/15/36 (c)	2,745,000
	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $62,668,898)	59,276,506
LOAN PARTICIPATION — 0.1%
1,000,000	UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion)(d)(i)
	(Cost — $1,000,000)	999,071
MORTGAGE-BACKED SECURITIES — 6.9%
FHLMC — 3.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
4,132,246	5.125% due 6/1/35 (d)	4,072,289
	Gold:
1,176,830	7.000% due 6/1/17	1,206,111
428,975	8.500% due 9/1/25	460,856
20,953,422	6.000% due 2/1/26-2/1/36	20,914,801
865,178	6.500% due 8/1/29	881,262
	TOTAL FHLMC	27,535,319
FNMA — 3.8%
	Federal National Mortgage Association (FNMA):
1,404,581	8.000% due 12/1/12	1,437,397
2,255,587	5.500% due 1/1/14-4/1/35	2,204,050
2,199,037	7.000% due 3/15/15-6/1/32	2,264,712
2,895,057	4.135% due 4/1/35 (d)	2,897,376
4,041,315	5.651% due 4/1/36 (d)	4,055,460
10,000,000	5.000% due 8/6/36 (j)(k)	9,465,620

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†		Security	Value
FNMA — 3.8% (continued)
11,000,000		6.500% due 8/6/36 (j)(k)	$11,130,625
		TOTAL FNMA	33,455,240
		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $61,538,586)	60,990,559
SOVEREIGN BONDS — 13.9%
Argentina — 0.6%
		Republic of Argentina:
1,100,000	EUR	9.500% due 3/4/04 (e)	424,706
1,680,000		0.000% due 3/29/05 (d)(e)	453,600
837,000	EUR	10.250% due 1/26/07 (e)	333,845
1,133,125		4.889% due 8/3/12 (d)	1,052,144
4,971,175	ARS	Discount Bonds, 5.830% due 12/31/33 (d)	1,860,478
		GDP Linked Securities:
16,879,931	ARS	0.000% due 12/15/35 (d)(e)	466,240
1,175,000	EUR	0.000% due 12/15/35 (d)(e)	138,723
800,000		0.000% due 12/15/35 (d)(e)	75,600
2,200,000	EUR	Medium-Term Notes, 7.000% due 3/18/04 (e)	852,921
		Total Argentina	5,658,257
Brazil — 2.0%
		Federative Republic of Brazil:
1,428,000		11.000% due 8/17/40	1,832,838
		Collective Action Securities:
2,815,000		8.750% due 2/4/25	3,254,844
11,580,000		Notes, 8.000% due 1/15/15 (g)	12,555,615
		Total Brazil	17,643,297
Bulgaria — 0.2%
1,460,000		Republic of Bulgaria, 8.250% due 1/15/15 (c)	1,682,650
Chile — 0.3%
2,300,000		Republic of Chile, 5.500% due 1/15/13	2,273,860
Colombia — 0.8%
		Republic of Colombia:
1,365,000		11.750% due 2/25/20	1,883,700
4,300,000		8.125% due 5/21/24	4,611,750
145,000		10.375% due 1/28/33	191,400
		Total Colombia	6,686,850
Ecuador — 0.4%
3,275,000		Republic of Ecuador, 9.000% due 8/15/30 (c)(d)	3,324,125
El Salvador — 0.3%
		Republic of El Salvador:
1,980,000		7.750% due 1/24/23 (c)	2,138,400
370,000		8.250% due 4/10/32 (c)	398,675
		Total El Salvador	2,537,075
Indonesia — 0.1%
575,000		Republic of Indonesia, 8.500% due 10/12/35 (c)	650,986
Malaysia — 0.2%
		Federation of Malaysia:
197,000		8.750% due 6/1/09	213,590
896,000		7.500% due 7/15/11	966,698

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Malaysia — 0.2% (continued)
471,000	Penerbangan Malaysia Berhad, Bonds, 5.625% due 3/15/16 (c)	$460,584
	Total Malaysia	1,640,872
Mexico — 2.8%
	United Mexican States:
1,170,000	11.375% due 9/15/16	1,640,925
7,770,000	8.125% due 12/30/19 (g)	9,075,360
	Medium-Term Notes:
7,400,000	5.625% due 1/15/17	7,109,550
	Series A:
988,000	6.375% due 1/16/13	1,017,146
425,000	5.875% due 1/15/14	424,894
3,080,000	6.625% due 3/3/15	3,217,830
1,925,000	8.000% due 9/24/22	2,230,112
265,000	7.500% due 4/8/33	294,945
	Total Mexico	25,010,762
Panama — 0.5%
	Republic of Panama:
700,000	7.250% due 3/15/15	724,325
1,075,000	8.875% due 9/30/27	1,273,875
562,000	9.375% due 4/1/29	692,665
1,802,000	6.700% due 1/26/36	1,716,405
	Total Panama	4,407,270
Peru — 0.8%
	Republic of Peru:
1,955,000	9.875% due 2/6/15	2,350,888
560,000	8.750% due 11/21/33	649,600
2,352,250	FLIRB, 5.000% due 3/7/17 (d)	2,299,324
	Global Bonds:
300,000	8.375% due 5/3/16	334,125
1,630,000	7.350% due 7/21/25	1,666,675
	Total Peru	7,300,612
Philippines — 0.7%
	Republic of the Philippines:
2,625,000	9.000% due 2/15/13	2,917,031
375,000	8.250% due 1/15/14	402,188
1,975,000	10.625% due 3/16/25	2,535,357
625,000	9.500% due 2/2/30	740,625
	Total Philippines	6,595,201
Russia — 1.9%
	Russian Federation:
1,840,000	11.000% due 7/24/18 (c)	2,589,800
385,000	12.750% due 6/24/28 (c)	669,900
12,215,000	5.000% due 3/31/30 (c)(d)(g)	13,302,746
	Total Russia	16,562,446
South Africa — 0.2%
	Republic of South Africa:
250,000	9.125% due 5/19/09	271,250
1,825,000	6.500% due 6/2/14	1,879,750
	Total South Africa	2,151,000

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
SOVEREIGN BONDS — 13.9% (continued)
Turkey — 1.1%
	Republic of Turkey:
200,000	11.750% due 6/15/10	$232,000
1,172,000	11.500% due 1/23/12	1,400,540
4,217,000	11.000% due 1/14/13	5,007,687
900,000	7.250% due 3/15/15	897,750
104,000	7.000% due 6/5/20	99,970
800,000	11.875% due 1/15/30	1,164,500
109,000	8.000% due 2/14/34	110,908
313,000	Collective Action Securities, Notes, 9.500% due 1/15/14	351,734
	Total Turkey	9,265,089
Ukraine — 0.2%
1,400,000	Republic of Ukraine, 7.650% due 6/11/13 (c)	1,449,000
Uruguay — 0.1%
	Republic of Uruguay, Benchmark Bonds:
575,000	7.250% due 2/15/11	583,625
750,000	7.500% due 3/15/15	766,125
	Total Uruguay	1,349,750
Venezuela — 0.7%
	Bolivarian Republic of Venezuela:
2,750,000	5.375% due 8/7/10	2,657,187
1,050,000	8.500% due 10/8/14	1,152,375
209,000	5.750% due 2/26/16	191,548
89,000	7.650% due 4/21/25	93,762
1,900,000	Collective Action Securities, 10.750% due 9/19/13	2,309,925
	Total Venezuela	6,404,797
	TOTAL SOVEREIGN BONDS
	(Cost — $118,683,661)	122,593,899
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.2%
U.S. Government Agency — 0.0%
100,000	Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36	100,071
U.S. Government Obligations — 0.2%
150,000	U.S. Treasury Bonds, 4.500% due 2/15/36	136,957
	U.S. Treasury Notes:
575,000	4.875% due 4/30/08	573,899
650,000	4.500% due 11/15/15	627,149
	Total U.S. Government Obligations	1,338,005
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $1,427,349)	1,438,076

Warrants
WARRANTS — 0.1%
2,935	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	104,192
28,000	United Mexican States, Series XW05, Expires 11/9/06*	98,000
22,750	United Mexican States, Series XW10, Expires 10/10/06*	85,313
21,000	United Mexican States, Series XW20, Expires 9/1/06*	147,000
	TOTAL WARRANTS
	(Cost — $302,360)	434,505

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Contracts	Security	Value
PURCHASED OPTION — 0.2%
1,488	S & P 500 Index, Put @ 1,235, expires 9/06
	(Cost — $1,551,984)	$1,636,800
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $777,617,346)	818,895,377

Face
Amount
SHORT-TERM INVESTMENTS — 6.9%
U.S. Government Agency — 0.0%
$100,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.077% due 9/25/06 (l)
	(Cost — $99,238)	99,238
Repurchase Agreements — 6.9%
36,023,000	Interest in $467,344,000 joint tri-party repurchase agreement dated 7/31/06 with Deutsche Bank Securities Inc., 5.270% due 8/1/06, Proceeds at maturity - $36,028,273; (Fully collateralized by various U.S. government agency obligations, 0.000% to 22.305% due 1/15/18 to 7/15/36; Market value - $36,743,460)	36,023,000
24,282,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06, Proceeds at maturity - $24,285,541; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/15; Market value - $24,768,495)	24,282,000
	Total Repurchase Agreements
	(Cost — $60,305,000)	60,305,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $60,404,238)	60,404,238
	TOTAL INVESTMENTS — 100.0% (Cost — $838,021,584#)	$879,299,615

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.
(e)	Security is currently in default.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of this security is segregated for open futures contracts and mortgage dollar rolls.
(h)	This security is exchangeable for Sprint Nextel Corp. common stock.
(i)	Participation interest was acquired through the financial institution indicated parenthetically.
(j)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(k)	All or a portion of this security is acquired under a mortgage dollar roll agreement.
(l)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
ARS - Argentine Peso
EUR - Euro
FDR - Foreign Depositary Receipt
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
MASTR - Mortgage Asset Securitization Transactions Inc.
MXN - Mexican Peso
PAC - Planned Amortization Cost

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
21	U.S. Treasury 10 Year Future Notes, Call	11/21/06	$107	$11,813
47	U.S. Treasury 10 Year Future Notes, Call	11/21/06	108	13,953
8	U.S. Treasury 10 Year Future Notes, Put	11/21/06	101	375
8	U.S. Treasury 10 Year Future Notes, Put	11/21/06	102	750

	TOTAL OPTIONS WRITTEN
	(Premiums received - $20,143)			$26,891

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund seeks total return with an emphasis on income by investing primarily in a portfolio consisting of a broad range of equity and fixed income securities of both U.S. and foreign issues.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund

Notes to Schedule of Investments (unaudited) (continued)

records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$57,700,046
Gross unrealized depreciation	(16,422,015)
Net unrealized appreciation	$41,278,031

At July 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury 2 Year Notes	72	9/06	$14,650,111	$14,649,750	$(361)

Contracts to Sell:
U.S. Treasury 5 Year Notes	15	9/06	$1,560,393	$1,563,281	$(2,888)
U.S. Treasury 10 Year Notes	41	9/06	4,344,514	4,347,281	(2,767)
					(5,655)
Net Unrealized Loss on Open Futures Contracts					$(6,016)

During the period ended July 31, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding October 31, 2005	—	—
Options written	278	$65,908
Options closed	(194)	(45,765)
Options expired	—	—
Options written, outstanding July 31, 2006	84	$20,143

At July 31, 2006, the Fund held loan participations with a total cost of $1,000,000 and a total market value of $999,071.

At July 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $20,620,703.

At July 31, 2006, the Fund had open forward foreign currency contracts as described below:

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Euro	201,376	$257,082	8/3/06	$(29)
Euro	65,978	84,229	8/3/06	(8)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(37)

3. Loan

At July 31, 2006, the Fund had a $220,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”). In addition, CNA acts as administrative agent of the credit facility. The loan generally bear interest at a variable rate based on the weight average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital and Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2006